PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES
PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES	10. PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES

Accounting policy

Impairment

The recoverable amount is determined through value in use calculations, using the discounted cash flow determined by Management based on budgets that take into account the assumptions related to each business, using information available in the market and past performance. Discounted cash flows were prepared over a ten-year period and carried forward in perpetuity without taking into account an actual growth rate. Management understands the use of periods greater than five years in the preparation of discounted cash flows is appropriate for the purpose of calculating the recoverable amount, because it reflects the estimated time of use of the asset and of the business groups.

The Company performs annually a review of impairment indicators for intangible assets with defined useful lives, property, plant and equipment and right-of-use assets. Also, an impairment test is undertaken for goodwill and intangible assets with indefinite useful lives. Impairment exists when the carrying value of an asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use.

The assumptions used in discounted cash flow projections - estimates of future business performance, cash generation, long-term growth (ten years for all subsidiaries, except for Logistics and Comgás that consider the remaining period of their concession contracts), and discount rates - are utilized in our assessment of impairment of assets as of the date of the statement of financial position. No plausible change to a central premise would be harmful. The primary assumptions used to determine the recoverable value of the various cash-generating units to which goodwill is allocated are described in the following section.

10.1.           PROPERTY, PLANT AND EQUIPMENT

Accounting policy:

Initial recognition and measurement

Cost, less accumulated depreciation and any accumulated impairment losses, is used to value fixed assets.

Subsequent expenditures are only capitalized when it is probable that the associated future economic benefits will accrue to the Company. Ongoing repairs and maintenance costs are expensed as they are incurred.

Depreciated from the date of availability for use or, for constructed assets, from the date of completion and readiness for use.

Unless it is capitalized as part of the cost of another asset, depreciation is calculated on the carrying amount of fixed assets less estimated residual values using the straight-line method over its estimated useful life and recognized in profit or loss. Land is not depreciated.

Methods of depreciation, such as useful lives and residual values, are reviewed at the end of each fiscal year or when there is a significant change without an expected consumption pattern, such as a relevant incident or technical obsolescence. If applicable, any adjustments are recorded as changes to accounting estimates.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:
Buildings and improvements	4% - 5%
Machines, equipment and installations	8% - 11%
Furniture and utensils	10% - 15%
Wagons	2.9% - 6%
Locomotives	3.3% - 8%
Permanent railways	3% - 4%
IT equipment	20%
Others	10% - 20%

 a)      Reconciliation of carrying amount

	Land, buildings and improvements	Machines, equipment and installations	Wagons and locomotives (i)	Permanent railways	Construction in progress	Other assets	Total
Cost
Balance as of January 1, 2021	1,577,244	1,457,234	6,720,465	7,371,126	2,804,174	508,056	20,438,299
Additions	1,481	7,678	1,681	6,501	3,852,472	1,326	3,871,139
Business combination	—	—	—	—	—	41	41
Write-offs	(81)	(36,189)	(123,980)	(758)	—	(86,027)	(247,035)
Transfers	416,859	538,179	1,140,723	1,378,132	(3,412,132)	14,700	76,461
Exchange differences	5,662	7,712	—	—	139	3,646	17,159
Balance as of December 31, 2021	2,001,165	1,974,614	7,738,889	8,755,001	3,244,653	441,742	24,156,064
Business combination (Note 8.3)	310,730	227,257	—	—	133,474	163,427	834,888
Additions	5,442	12,208	772	11,120	3,387,758	—	3,417,300
Write-offs	(3,368)	(15,368)	(61,536)	(52)	(9,024)	(52,056)	(141,404)
Transfers (ii)	182,504	141,379	316,211	1,650,431	(2,419,014)	30,668	(97,821)
Exchange differences	35,544	131,160	—	—	684	142,215	309,603
Write-off due to sale of investment	(396,614)	(528,452)	—	—	(23,444)	(5,043)	(953,553)
Balance as of December 31, 2022	2,135,403	1,942,798	7,994,336	10,416,500	4,315,087	720,953	27,525,077

Depreciation amount
Balance as of January 1, 2021	(507,373)	(732,412)	(2,481,138)	(2,550,299)	(13,379)	(85,192)	(6,369,793)
Additions	(91,631)	(202,154)	(532,558)	(550,969)	—	(30,472)	(1,407,784)
Write-offs	3,922	35,165	112,362	196	—	82,574	234,219
Transfers	(20,891)	21,190	59,284	(14,569)	—	(242)	44,772
Exchange differences	(2,645)	(4,331)	—	—	—	(1,949)	(8,925)
Balance as of December 31, 2021	(618,618)	(882,542)	(2,842,050)	(3,115,641)	(13,379)	(35,281)	(7,507,511)
Additions	(73,712)	(187,599)	(566,999)	(670,921)	—	(66,064)	(1,565,295)
Write-offs	—	8,170	51,591	8	—	53,031	112,800
Transfers (ii)	(16,135)	26,732	139	23,931	—	(514)	34,153
Exchange differences	(22,244)	(120,943)	—	—	—	(127,215)	(270,402)
Write-off due to sale of investment	208,661	406,945	—	—	—	4,008	619,614
Balance as of December 31, 2022	(522,048)	(749,237)	(3,357,319)	(3,762,623)	(13,379)	(172,035)	(8,576,641)

Balance as of December 31, 2021	1,382,547	1,092,072	4,896,839	5,639,360	3,231,274	406,461	16,648,553
Balance as of December 31, 2022	1,613,355	1,193,561	4,637,017	6,653,877	4,301,708	548,918	18,948,436

 (i)     As of December 31, 2022, wagons and locomotives worth R$745,203 (R$745,203 as of December 31, 2021) were pledged as collateral for bank loans.

(ii)     Transfers of fixed assets resulting from capitalization and other reclassifications of those assets.

b)     Capitalization of borrowing costs

The subsidiary Rumo’s capitalized borrowing costs were R$86,614 on December 31, 2022 (R$70,609 on December 31, 2021), using an average rate of 13.25% (11.81% on December 31, 2021), while Compass capitalized R$62,365 at an average rate of 6.27% p.a. (R$7,512 and 2.78% p.a in the year ended December 31, 2021).

 10.2.                    INTANGIBLE ASSETS AND GOODWILL

Accounting policy:

a)      Goodwill

Goodwill is initially recognized in accordance with the accounting policy for business combinations (see Note 8.3). Its value is determined by deducting accumulated impairment losses from its cost.

Goodwill acquired in a business combination is assigned to the Company's CGUs or groups of CGUs that are anticipated to benefit from the synergies created by the business combination.

b)     Other intangible assets

Other acquired intangible assets with a short useful life are measured at cost, less accumulated amortization and any accumulated impairment losses.

c)      Customer relationships

Costs incurred in developing gas systems for new customers (including pipelines, valves, and other equipment) are considered intangible assets and amortized over the contract's term.

The costs associated with the customer portfolio and right-of-use and operation contracts are considered as intangible assets and amortized over the contract's term.

d)     Concession rights

Comgás has a public concession agreement for a natural gas distribution service in which the Granting Authority controls what services will be provided and the price, as well it holds a significant participation in the infrastructure at the end of the concession. This concession agreement represents the right to charge users for gas supply during the term of the agreement. Accordingly, the subsidiary Comgás recognizes this right as an intangible asset.

Comgás is subject to regulation, control and supervision of ARSESP. ARSESP establishes the maximum values of Comgás’s rates and regulates and supervises its business. Pursuant to Comgás’s concession agreement, every five years—or whenever ARSESP deems the economic and financial balance of the concession agreement to be adversely affected due to the variation of costs incurred by Comgás—Comgás’s rates are reviewed by ARSESP, which directly affects Comgás’s margins and its results, either positively or negatively.

Such margins are adjusted annually by the IGP-M minus the efficiency factor determined for each tariff cycle by ARSESP.

The intangible asset comprises: (i) the concession right recognized upon the business combination of Comgás, which is being amortized over the concession period on a straight line basis, considering the extension of the distribution services for another 20 years; and (ii) the acquired or constructed assets underlying the concession necessary for the distribution of gas, which is being depreciated to match the period over which the future economic benefits of the asset are expected to accrue to the Company, or the final term of the concession, whatever occurs first. This period reflects the economic useful lives of each of the underlying assets that comprise the concession. This economic useful life is also used by the ARSESP to determine the basis for measuring the tariff for rendering the services under the concession.

The amortization of intangible assets reflects the pattern expected for the utilization of the future economic benefits by the Company, which corresponds to the useful lives of the assets comprising the infrastructure according to the ARSESP provisions.

The amortization of the intangible assets is discontinued when the related asset is fully used or written off, and no longer is included in the calculation basis of the tariff for the rendering of the concession services, whichever occurs first.

e)      Rumo’s concession rights

Rumo's concession rights resulting from the business combination with Rumo Malha Norte were fully allocated to the Rumo Malha Norte concession and amortized in a straight-line basis.

f)       Port authorization and license

The subsidiary TUP possesses a license that authorizes the installation of a private port terminal, with no expiration date as long as the property is used for this purpose. Given this entity's core activity, the Company allocated a significant portion of the purchase price to this authorization, which is classified as an intangible asset with an indefinite useful life.

g)     Subsequent expenses

Subsequent expenses are capitalized only if they increase the future economic benefits embodied in the particular asset to which they pertain. All other expenses are recorded in profit or loss as incurred.

h)     Amortization

Except for goodwill and intangible assets with indefinite useful life, intangible assets are amortized using a straight-line method over their estimated useful lives, beginning on the date they are acquired or made available for use.

At each reporting date, the depreciation methods, useful lives, and residual values are evaluated and adjusted as necessary.

	Goodwill	Concession Right	Licenses	Brands and patents	Customer Relationships	Others	Total
Cost
Balance as of January 1, 2021	1,088,720	18,676,443	435,795	54,207	1,424,947	366,299	22,046,411
Additions	24,696	765	35,834	—	155,469	2,286	219,050
Write-offs	(224)	(169,815)	—	—	(44)	(3,146)	(173,229)
Transfers	—	1,109,131	(92,447)	9,201	(786)	140,253	1,165,352
Exchange differences	19,625	—	—	3,232	24,481	3,361	50,699
Balance as of December 31, 2021	1,132,817	19,616,524	379,182	66,640	1,604,067	509,053	23,308,283
Additions	10,031	—	2,605	—	113,497	16,622	142,755
Business combination (Note 8.3)	402,055	2,508,558	436,594	98,382	1,062,832	388	4,508,809
Write-offs	—	(57,723)	—	—	(19)	579	(57,163)
Transfers (i)	—	837,788	(1,911)	—	(6)	61,295	897,166
Exchange differences	(21,909)	—	771	(1,099)	47,613	(2,110)	23,266
Write-off due to sale of investment	(62,922)	(5,403)	(317,148)	—	—	(26,169)	(411,642)
Balance as of December 31, 2022	1,460,072	22,899,744	500,093	163,923	2,827,984	559,658	28,411,474

Amortization amount
Balance as of January 1, 2021	—	(3,357,779)	(247,896)	—	(905,032)	(227,265)	(4,737,972)
Additions	—	(588,411)	(11,838)	—	(116,860)	(38,524)	(755,633)
Write-offs	—	152,236	—	—	114	3,828	156,178
Transfers	—	(116,305)	92,447	(9,201)	533	(146,481)	(179,007)
Exchange differences	—	—	—	—	(7,363)	(2,988)	(10,351)
Balance as of December 31, 2021	—	(3,910,259)	(167,287)	(9,201)	(1,028,608)	(411,430)	(5,526,785)
Additions	—	(773,765)	(8,879)	—	(164,843)	(35,667)	(983,154)
Write-offs	—	25,658	—	—	1	(155)	25,504
Transfers (i)	—	—	—	—	—	(60)	(60)
Exchange differences	—	—	(771)	—	22,956	(2,838)	19,347
Write-off due to sale of investment	—	5,403	157,743	—	—	12,470	175,616
Balance as of December 31, 2022	—	(4,652,963)	(19,194)	(9,201)	(1,170,494)	(437,680)	(6,289,532)

Balance as of December 31, 2021	1,132,817	15,706,265	211,895	57,439	575,459	97,623	17,781,498
Balance as of December 31, 2022	1,460,072	18,246,781	480,899	154,722	1,657,490	121,978	22,121,942

(i)       The total of transfers also includes R$35,057 in intangible assets reclassified to financial assets.

a)      Amortization methods and useful lives

Intangible assets (except goodwill)	Annual amortization rate	December 31, 2022	December 31, 2021
Concession rights
Compass (i)	During the concession period and extension	11,614,163	8,953,495
Rumo (ii)	1.59%	6,632,618	6,752,770
		18,246,781	15,706,265
Licenses
Port operation license	3.70%	44,305	211,895
Licenses and authorizations (iii)	Indefinite	436,594	—
		480,899	211,895
Brands and patents:
Comma	Indefinite	47,929	57,439
PetroChoice (iii)	Indefinite	104,354	—
Tirreno (iii)	Indefinite	2,439	—
		154,722	57,439
Customer relationships:
Compass	20.00%	285,423	276,811
Moove (iii)	5% to 30%	1,367,493	297,286
Others	20.00%	4,574	1,362
		1,657,490	575,459
Others
Software license	20.00%	65,108	46,770
Others	20.00%	56,870	50,853
		121,978	97,623

Total		20,661,870	16,648,681

(i)	Intangible assets of the public gas distribution service concession, representing the right to charge users for the supply of gas, consisting of: (i) concession rights recognized in the business combination and (ii) concession assets;
(ii)	Refers to the railway concession contract held by Rumo. The amount will be amortized until 2079, when the concession will expire.
(iii)	Authorization for: (i) installation of port terminal activities; and operation of the port facility by the subsidiary TUP Porto São Luís, (ii) lubrication and contamination control solutions, (iii) production and sale of lubricating oils, additives and fluids. See Note 8.3.

b)   Goodwill and intangibles with an indefinite useful life

Below we show the carrying amount of goodwill and intangible assets with indefinite useful lives allocated to each of the cash generating units:

	December 31, 2022			December 31, 2021
	Goodwill	Brands and patents	Licenses and authorizations	Goodwill	Brands and patents
Cash generating unit Moove	1,296,266	154,722	—	916,742	57,439
Cash generating unit Compass	100,192	—	—	94,891	—
Cash generating unit Rumo	37,529	—	—	100,451	—
Cash generating unit Cosan investimentos	26,085	—	436,594	20,733	—
	1,460,072	154,722	436,594	1,132,817	57,439

In general, future cash flow projections for the Company assume growth rates of 2.7% (3% in 2021), which are neither higher nor greater than the long-term average growth rates for the sector and country in particular.

To determine the present value of cash flows, a pre-tax discount rate is utilized. Before taxes and in nominal terms, discount rates ranged between 10.1% and 24.8% (between 8.3% and 12.2% in 2021).

The main assumptions for the first part of the financial model consider inflation and GDP by region where the cash generating unit is located, plus the Cosan Group's strategies and market opportunities. For the remaining years of the model, the main assumptions relate to inflation and market expansion. The discount rate used is the weighted average cost of capital, or “WACC”, for which the main assumptions are: risk-free rate (return rate of an investment without risk of loss), market risk premium (excess return earned by an investment in the stock market at a risk-free rate) and inflation. Most assumptions are obtained from external sources of information.

Future cash flows were constructed considering the following factors: (i) EBITDA for the cash-generating unit, adjusted for other relevant operating cash items and recurring capital expenditures; (ii) the Cosan Group discount rate (WACC) before taxes; and (iii) a growth rate calculated using the inflation index by region.

The annual impairment test utilized the following assumptions:

Premises	% Yearly
Risk-free rate (T-Note 10y)	3.50%
Inflation (BR)	3.87%
Inflation (US)	2.30%
Inflation (UK)	2.56%
Country risk premium (BR)	5.19%
Country risk premium (UK)	1.03%
Country risk premium (ARG)	20.71%
Market risk premium	5.11%
Tax rate (BR)	34.00%
Tax rate (UK)	19.00%
Tax rate (ARG)	30.00%

Determining the recoverability of assets depends on certain key assumptions that are influenced by the market, technological, and economic conditions prevailing at the time this recovery is tested; therefore, it is not possible to predict whether there will be future losses due to a reduction in recoverability and, if so, whether they would be material.

During the year ended December 31, 2022, the Company did not identify any additional indicators of impairment, so no impairment test was required for tangible and intangible assets with defined useful lives. Consequently, no impairment expense was recorded for goodwill and assets with indefinite and definite useful lives on December 31, 2022 and 2021.

10.3.               CONTRACT ASSET

Accounting policy

Contract assets are measured based on their acquisition cost, which includes capitalized borrowing costs. The depreciable amounts in the concession contract are transferred to intangible assets when the assets are put into operation. The useful life is reassessed whenever this assessment reveals that the amortization period will exceed the term of the concession agreement, a portion of the asset is converted into a financial asset because it represents a receivable from the granting authority. This classification follows IFRIC 12- Concession Agreements.

	Compass	Moove	Total
Cost value:
Balance as of December 31, 2020	686,690	9,248	695,938
Additions	1,020,176	37,203	1,057,379
Write-offs	—	(25,439)	(25,439)
Transfer to intangible assets (i)	(1,021,896)	—	(1,021,896)
Balance as of December 31, 2021	684,970	21.012	705,982
Additions	1,217,818	10,823	1,228,641
Write-offs	—	(25,156)	(25,156)
Business combination (Note 8.3)	87,735	—	87,735
Transfer to intangible assets (i)	(880,188)	1,701	(878,487)
Balance as of December 31, 2022	1,110,335	8,380	1,118,715

(i)      Included in the amount of transfers is a portion of the intangible asset that was reclassified as a financial asset.

During the year ended December 31, 2022, R$109,265 were added to internally generated intangible assets (R$83,046 in the year ended December 31, 2021).

a)    Investment commitments (unaudited)

The indirect subsidiary Comgás assumed commitments in its concession contract for investments (expansion, improvements, and maintenance) to be carried out during the estimated concession period until 2049. In addition to investments in administrative support, the investment values for expansion projects and operational support exceed R$2,000,000, with an expected disbursement of approximately R$3,000,000.

Considering that the concession contract provides for incentive regulation, defining an efficient business plan at each five-year cycle in light of a capital return rate defined at the time to ensure that the concessionaire is able to obtain adequate remuneration for its investments, Comgás will propose a binding regulatory plan for each tariff revision, taking into account the reality at the time and the rate of return on capital defined by the regulator.

The other distributors do not have investment commitments to be made during the concession period.

b)   Capitalization of borrowing costs

During the year ended December 31, 2022, the indirect subsidiary Comgás capitalized R$70,884 at a weighted average annual rate of 12.06%p.a. (compared to R$33,829 and 8.45% in the year ended December 31, 2021).

During the year ending December 31, 2022, the indirect subsidiary Sulgás capitalized R$217 at a weighted average rate of 4.10%p.a.

10.4.                  RIGHT-OF-USE ASSETS

Accounting policy

The right-of-use asset is initially measured at cost, which includes the initial measurement value of the lease, adjusted for any lease payments made up to the commencement date, any initial direct costs incurred by the lessee, and an estimate of the costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site where it is located, or restoring the underlying asset to the condition required by the terms and conditions of the lease, less any lease incentives received.

The right-of-use asset is then depreciated on a straight-line basis from the date of commencement until the end of the lease term, unless the lease transfers ownership of the underlying asset to the lessee at the end of the lease term, or if the cost of the lease right-of-use asset reflects the likelihood that the lessee will exercise the purchase option. In this instance, the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined in the same manner as property, plant, and equipment. In addition, the right-of-use asset is periodically adjusted for certain remeasurements of the lease and impairment losses, if any.

The subsidiary Rumo evaluated its railway concessions within the scope of interpretation IFRIC 12 Concession Contracts and, since it did not meet the terms of this interpretation, recognizes its concession contracts as a right-of-use asset.

	Land, buildings and improvements	Machines, equipment and installations	Wagons and locomotives	Software	Vehicles	Railway and port infrastructure	Total
Cost:
Balance as of January 1, 2021	380,828	39,122	933,325	82,369	13,925	7,462,368	8,911,937
Business combination	3,240	—	—	—	—	—	3,240
Additions	73,039	47,554	43	—	15,219	15,108	150,963
Contractual readjustments	41,663	48,784	5,242	4,659	41	330,312	430,701
Write-offs	(12,121)	(2,836)	—	—	—	—	(14,957)
Transfers	(233,296)	7,264	—	—	—	(7,475)	(233,507)
Exchange differences	1,530	2,561	—	—	(86)	—	4,005
Balance as of December 31, 2021	254,883	142,449	938,610	87,028	29,099	7,800,313	9,252,382
Business combination (Note 8.3)	116,919	2,693	—	—	43	—	119,655
Additions	91,799	73,317	1,006	—	4,561	111,457	282,140
Contractual readjustments	9,008	52,972	3,480	(1,079)	1,540	155,734	221,655
Write-offs	(24,005)	(724)	—	—	(218)	(106,363)	(131,310)
Exchange differences	5,114	(2,237)	—	—	(282)	—	2,595
Balance as of December 31, 2022	453,718	268,470	943,096	85,949	34,743	7,961,141	9,747,117

Amortization amount:
Balance as of January 1, 2021	(115,830)	(12,095)	(360,740)	(12,534)	(13,029)	(481,479)	(995,707)
Additions	(30,838)	(16,339)	(38,478)	(4,425)	(2,131)	(322,042)	(414,253)
Transfers	75,134	(1,547)	—	—	—	26,885	100,472
Write-offs	3,880	2,229	—	—	—	—	6,109
Exchange differences	(265)	(1,506)	—	—	35	—	(1,736)
Balance as of December 31, 2021	(67,919)	(29,258)	(399,218)	(16,959)	(15,125)	(776,636)	(1,305,115)
Additions	(65,254)	(81,349)	(34,990)	(4,015)	(7,713)	(267,094)	(460,415)
Write-offs	6,099	710	—	—	943	20,535	28,287
Exchange differences	1,577	1,246	—	—	172	—	2,995
Balance as of December 31, 2022	(125,497)	(108,651)	(434,208)	(20,974)	(21,723)	(1,023,195)	(1,734,248)

Balance as of December 31, 2021	186,964	113,191	539,392	70,069	13,974	7,023,677	7,947,267
Balance as of December 31, 2022	328,221	159,819	508,888	64,975	13,020	6,937,946	8,012,869

On June 16, 2021, the subsidiary Rumo exercised a purchase option on the Rondonópolis Railway Terminal in the amount of R$184,100 (historical cost), which is being leased to the subsidiary Rumo Malha Norte S.A.

10.5.                  INVESTMENT PROPERTY AND HELD FOR SALE

Accounting policy:

Investment properties are initially value at cost, including transaction costs. Upon initial recognition, investment properties are measured at fair value, which reflects market conditions at the date of the statement of financial position, with changes recorded in profit or loss. Revenue from the sale of agricultural properties is not recognized in income until (i) the sale is complete, (ii) the Company determines that payment by the buyer is probable, (iii) the revenue can be reliably measured, and (iv) the Company has transferred all risks associated with the property to the buyer and no longer has any involvement with the property. The gains from the sale of agricultural properties are reported as net income on the profit or loss, while the costs are reported as cost of properties sold.

The fair value of agricultural properties was determined using the direct comparative method of market data applied to transactions involving comparable properties (type, location, and quality of property) and, to a lesser extent, using sales quotes for potential transactions involving comparable assets (level 3). In accordance with the standards issued by the Brazilian Association of Technical Standards (Associação Brasileira de Normas Técnicas–“ABNT”), the methodology used to determine fair value takes into account direct comparisons of market information, such as market research, homogenization of values, spot market prices, sales, distances, facilities, access to land, topography and soil, use of land (type of crop), and rainfall, among other data. On December 31, 2022, discount rates range between 11.20%p.a. and 13.75%p.a. (6.5%p.a. and 9%p.a. on December 31, 2021).

The portfolio is evaluated annually by external specialists and periodically by internal professionals who are technically qualified to conduct this type of evaluation.

The Company classifies noncurrent assets (primarily agricultural investment properties from the Cosan Investimentos segment) and divestment groups as held for sale if their carrying amounts are recovered primarily through a sale transaction as opposed to continued use. Noncurrent assets and divestment groups classified as held for sale (with the exception of investment properties measured at fair value) are recorded at the lower of carrying amount and fair value less selling costs. Costs to sell are the incremental costs directly attributable to the sale of an asset (divestment group), excluding financial and income tax expenses.

The criteria for classification as held for sale are satisfied only when the sale is highly probable and the asset or group to be disposed of is immediately available for sale in its current state. The actions required to close the sale must indicate that it is unlikely that significant changes will be made or that the decision to sell will be reversed. The management must be committed to the asset sale plan, and the sale must be completed within one year of the classification date.

Investment properties held for sale continue to be measured at fair value. In the statement of financial position, assets and liabilities classified as held for sale are presented separately.

The balances of investment properties are shown below:

	Investment Properties	Properties held for sale	Total
Balance as of January 1, 2021	—	—	—
Business combination	3,875,752	—	3,875,752
Changes to the fair value of investment properties	17,116	—	17,116
Others	(6,172)	—	(6,172)
Balance as of December 31, 2021	3,886,696	—	3,886,696
Changes to the fair value of investment properties	1,311,691	—	1,311,691
Business combination (Note 8.3)	9,209,626	268,385	9,478,011
Additions	17,477	—	17,477
Transfers	(322,430)	322,430	—
Sale of agricultural properties intended for sale	—	(550,432)	(550,432)
Balance as of December 31, 2022	14,103,060	40,383	14,143,443

Current	—	40,383	40,383
Non-current	14,103,060	—	14,103,060
	14,103,060	40,383	14,143,443